Income Taxes - Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Examination [Line Items]
Total income (loss) before income taxes	$ (174,611,776)	$ 80,786,066	$ 173,573,472
United States [Member]
Income Tax Examination [Line Items]
Total income (loss) before income taxes	(72,580,690)
Other jurisdictions [Member]
Income Tax Examination [Line Items]
Total income (loss) before income taxes	$ (102,031,086)